Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 305,338	$ 270,283	$ 229,833
Cost of revenue and expenses:
Cost of revenue	237,086	206,059	169,552
Research and development	25,172	30,619	50,133
General and administrative	41,339	51,075	47,399
Sales and marketing	16,380	15,923	15,817
Restructuring costs	825	808	1,682
Foreign exchange (gain) loss	(2,537)	8,957	562
Depreciation and amortization (notes 9 and 10)	7,778	8,824	9,826
Impairments on long lived assets, net (note 9 and 10)	688	736	1,550
Cost of revenue and expenses	326,731	323,001	296,521
Loss from continuing operations	(21,393)	(52,718)	(66,688)
Income from investments accounted for by the equity method	26,741	22,728	12,514
Interest on long-term debt and accretion on royalty payable	(7,265)	(9,133)	(14,487)
Interest and other income (note 12)	4,065	465	1,377
Income (loss) from continuing operations before income taxes	2,148	(38,658)	(67,284)
Income tax expense (recovery) (note 18):
Current	3,607	3,950	(2,780)
Deferred	(1,647)	(1,838)	(1,644)
Income tax expense (recovery)	1,960	2,112	(4,424)
Net income (loss) from continuing operations	188	(40,770)	(62,860)
Net income (loss) from discontinued operations (note 5)	(147)	9,278	52,881
Net income (loss) for the year	41	(31,492)	(9,979)
Other comprehensive income (loss):
Cumulative translation adjustment	(2,832)	(1,353)	11,382
Comprehensive income (loss)	$ (2,791)	$ (32,845)	$ 1,403
Income (loss) per share:
From continuing operations - basic and diluted (in dollars per share)	$ 0.00	$ (0.31)	$ (0.52)
From discontinued operation - basic and diluted (in dollars per share)	0.00	0.07	0.44
Net income (loss) per share (in dollars per share)	$ 0.00	$ (0.24)	$ (0.08)
Weighted average common shares outstanding:
Basic and diluted (in shares)	134,224,799	132,371,396	119,558,566